Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Postemployment Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans
Pension Benefit Plans - We sponsor various qualified and non-qualified pension plans in the United States and United Kingdom which cover all eligible employees, as defined. Our qualified pension liability relates to two defined benefit plans: one covering the former salaried and union employees of Buffalo China, which are frozen, and a defined benefit plan covering employees in the U.K. Our non-qualified pension plan liability relates to two unfunded plans designed to provide additional retirement benefits to former executives of Oneida; the Supplemental Executive Retirement Plan and the Restoration Plan. Our policy is to make annual contributions to the plans to fund the normal cost as required by local regulations. We anticipate contributing approximately $2.0 million to our pension plans for the full year 2014.
The components of net periodic benefit cost are as follows (in thousands):

	Three Months Ended June 30,						Six Months Ended June 30,
	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans		Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans				U.S. Plans		Non-U.S. Plans
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013
Service cost	$—	$—	$3	$3	$—	$—	$—	$—	$6	$6	$—	$—
Interest cost	290	277	54	54	103	104	580	554	108	108	206	208
Expected return on plan assets	(371)	(338)	(119)	(87)	—	—	(742)	(677)	(238)	(174)	—	—
Net periodic benefit cost	(81)	(61)	(62)	(30)	103	104	(162)	(123)	(124)	(60)	206	208
Net benefit cost	$(81)	$(61)	$(62)	$(30)	$103	$104	$(162)	$(123)	$(124)	$(60)	$206	$208

Other Post-Retirement Benefit Plans – We sponsor various other post-retirement benefit plans of our Anchor Hocking and Oneida subsidiaries which provide certain healthcare and life insurance benefits. Based on the size and nature of the liability we have elected to perform an ASC 715-60 calculation of the post-retirement health benefits for our Oneida Canada (non-U.S. Plan) on a biennial basis. Therefore the liability for 2013 is based on the calculation done for December 31, 2012, and will be re-valued in 2014. Our policy is to make annual contributions to the plans to fund the normal cost as required by local regulations.
The components of net periodic benefit cost are as follows (in thousands):

	Three Months Ended June 30,				Six Months Ended June 30,
	Other Post-retirement Benefit Plans				Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2014	2013	2014	2013	2014	2013	2014	2013
Service cost	$7	$7	$—	$—	$14	$14	$—	$—
Interest cost	6	5	—	4	12	10	—	7
Expected return on plan assets	—	—	—	—	—	—	—	—
Recognized actuarial (gain) loss	(8)	(8)	—	3	(16)	(15)	—	5
Net periodic benefit cost	5	4	—	7	10	9	—	12
Net benefit cost	$5	$4	$—	$7	$10	$9	$—	$12

Employee Benefit Plans
Pension Benefit Plans - We sponsor various qualified and non-qualified pension plans in the United States and United Kingdom which cover all eligible employees, as defined. Our qualified pension liability relates to two defined benefit plans: one covering the former salaried and union employees of Buffalo China, which are frozen, and a defined benefit plan covering employees in the U.K. Our non-qualified pension plan liability relates to two unfunded plans designed to provide additional retirement benefits to former executives of Oneida; the Supplemental Executive Retirement Plan and the Restoration Plan. Our policy is to make annual contributions to the plans to fund the normal cost as required by local regulations. We expect to contribute approximately $2.0 million to our pension plans in 2014.
The components of net periodic benefit cost for the years ended December 31 are as follows (in thousands):

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Service cost	$—	$—	$13	$16	$—	$—
Interest cost	1,083	1,116	221	237	404	433
Expected return on plan assets	(1,353)	(1,250)	(354)	(335)	—	—
Net periodic benefit cost	(270)	(134)	(120)	(82)	404	433
Net benefit cost	$(270)	$(134)	$(120)	$(82)	$404	$433

The change in benefit obligation, plan assets and funded status as of December 31 consisted of the following (in thousands):

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation — Beginning of year	$26,005	$24,242	$5,514	$5,047	$9,880	$9,572
Service cost	—	—	13	16	—	—
Interest cost	1,083	1,116	221	237	404	433
Participant contributions	—	—	2	2	—	—
Benefits paid	(951)	(932)	(230)	(279)	(771)	(771)
Actuarial (gain) loss	(2,308)	1,579	(1,061)	258	(458)	646
Exchange rate changes	—	—	44	233	—	—
Benefit obligation at end of year	23,829	26,005	4,503	5,514	9,055	9,880
Change in plan assets:
Fair value of plan assets — Beginning of year	17,243	15,970	4,620	4,100	—	—
Actual return on plan assets	3,009	1,675	608	400	—	—
Employer contributions	628	530	196	204	—	—
Participant contributions	—	—	2	2	—	—
Benefits paid	(951)	(932)	(230)	(279)	—	—
Exchange rate changes	—	—	121	193	—	—
Fair value of plan assets at end of year	19,929	17,243	5,317	4,620	—	—
Funded status	$(3,900)	$(8,762)	$814	$(894)	$(9,055)	$(9,880)

Amounts recognized in the consolidated balance sheets at December 31 consist of (in thousands):

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Accrued pension	$993	$873	$238	$186	$770	$764
Pension and Other Post-retirement benefits	2,907	7,889	(1,052)	708	—	—
Other long-term liabilities	—	—	—	—	8,285	9,116
Net amount recognized	$3,900	$8,762	$(814)	$894	$9,055	$9,880

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) – Pre-tax amounts recognized in accumulated other comprehensive income (loss) at December 31 are as follows (in thousands):

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Net actuarial gain (loss)	$1,940	$(2,026)	$1,007	$(341)	$(277)	$(735)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) – Pre-tax amounts recognized as other changes in plan assets and benefit obligations in other comprehensive income at December 31 are as follows (in thousands):

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Actuarial gain (loss)	$3,966	$(1,149)	$1,348	$(212)	$458	$(646)
Total recognized in other comprehensive income (loss)	$3,966	$(1,149)	$1,348	$(212)	$458	$(646)

There is no estimated actuarial gain for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year.
Weighted-average assumptions used to determine benefit obligations at December 31 are as follows:

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Discount rate	4.95%	4.25%	4.90%	4.70%	4.95%	4.25%
Weighted-average assumptions used to determine net periodic benefit cost at December 31 are as follows:

	Pension Benefits - Qualified Plans				Pension Benefits - Non-qualified Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012
Discount rate	4.25%	4.70%	4.25%	4.70%	4.25%	4.70%
Rate of salary increase	N/A	N/A	4.45%	4.45%	N/A	N/A
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	N/A	N/A

The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations. An incremental amount for active plan asset management and diversification, where appropriate, is included in the rate of return assumption. Our pension plan investment strategy is reviewed annually.
We employ a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. The intent of this strategy is to minimize plan expenses by outperforming plan liabilities over the long run. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The investment portfolio contains a diversified blend of equity, balanced, fixed income and real estate investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth, value, and small and large capitalizations. Other assets such as real estate are used judiciously to enhance long-term returns while improving portfolio diversification. Derivatives may be used to gain market exposure in an efficient and timely manner; however, derivatives may not be used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies, and quarterly investment portfolio reviews.
Our current investment allocation target for our pension plans for 2013 and our weighted-average asset allocations of our pension assets for the years ended December 31, by asset category, are as follows:

	Target Allocation				Actual Allocation
	U.S. Plans		Non-U.S. Plans		U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012	2013	2012
Equity securities	40%-80%	40%-80%	55%	55%	73%	67%	67%	63%
Debt securities	20%-60%	20%-60%	27%	27%	26%	32%	13%	19%
Real estate	0%	0%	18%	18%	0%	0%	14%	13%
Money market funds	0%-5%	0%-5%	0%	0%	1%	1%	6%	5%
					100%	100%	100%	100%
The fair values of our pension plan assets by asset category and by level as described in Note 2 for the years ended December 31, 2013 and 2012 are as follows (in thousands):

	December 31, 2013
	U.S. Plans				Non-U.S. Plans
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Equities	$14,422	$14,422	$—	$—	$3,546	$—	$3,546	$—
Fixed income securities	5,238	4,023	1,215	—	675	—	675	—
Real Estate	—	—	—	—	760	—	760	—
Money market funds	269	—	269	—	336	—	336	—
Total pension fund assets	$19,929	$18,445	$1,484	$—	$5,317	$—	$5,317	$—

	December 31, 2012
	U.S. Plans				Non-U.S. Plans
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Equities	$11,489	$11,489	$—	$—	$2,901	$—	$2,901	$—
Fixed income securities	5,473	2,707	2,766	—	878	—	878	—
Real Estate	—	—	—	—	610	—	610	—
Money market funds	281	—	281	—	231	—	231	—
Total pension fund assets	$17,243	$14,196	$3,047	$—	$4,620	$—	$4,620	$—

The following table summarizes our expected future benefit payments of our pension benefit plans (in thousands):

	Pension Benefits
Year	U.S. Plans	Non-U.S. Plans	Non-qualified Plans	Total
2014	$993	$238	$770	$2,001
2015	$1,010	$230	$771	$2,011
2016	$1,040	$228	$771	$2,039
2017	$1,134	$232	$771	$2,137
2018	$1,175	$414	$771	$2,360
2019 to 2023	$7,138	$1,722	$3,824	$12,684

Other Post-Retirement Benefit Plans – We sponsor various other post-retirement benefit plans of our Anchor Hocking and Oneida subsidiaries which provide certain healthcare and life insurance benefits. Based on the size and nature of the liability we have elected to perform an ASC 715-60 calculation of the post-retirement health benefits for our Oneida Canada (non-U.S. Plan) on a biennial basis, therefore the liability for 2013 is based on the calculation done for December 31, 2012, and will be re-valued in 2014. Our policy is to make annual contributions to the plans to fund the normal cost as required by local regulations.
The components of net periodic benefit cost for the years ended December 31 are as follows (in thousands):

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Service cost	$30	$28	$—	$—
Interest cost	18	20	—	14
Recognized actuarial (gain) loss	(28)	(31)	—	10
Net periodic benefit cost	20	17	—	24
Net benefit cost	$20	$17	$—	$24

The change in benefit obligation, plan assets and funded status as of December 31 consisted of the following (in thousands):

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation — Beginning of year	$595	$549	$326	$193
Service cost	30	28	—	—
Interest cost	18	20	—	14
Participant contributions	—	—	—	—
Benefits paid	(9)	—	—	(31)
Actuarial (gain) loss	(47)	(2)	—	142
Exchange rate changes	—	—	(22)	8
Benefit obligation at end of year	587	595	304	326
Funded status	$(587)	$(595)	$(304)	$(326)

Amounts recognized in the consolidated balance sheets at December 31 consist of (in thousands):

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Pension and Other Post-retirement benefits	$587	$595	$304	$326
Net amount recognized	$587	$595	$304	$326

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) – Pre-tax amounts recognized in accumulated other comprehensive income (loss) at December 31 are as follows (in thousands):

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Net actuarial gain (loss)	$200	$181	$(113)	$(113)
	$200	$181	$(113)	$(113)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) – Pre-tax amounts recognized as other changes in plan assets and benefit obligations in other comprehensive income at December 31 are as follows (in thousands):

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Actuarial gain (loss)	$19	$(29)	$—	$(98)
Total recognized in other comprehensive income (loss)	$19	$(29)	$—	$(98)

There is no estimated actuarial gain for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year.
Weighted-average assumptions used to determine benefit obligations at December 31 are as follows:

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Discount rate	3.90%	3.00%	3.75%	3.75%
Weighted-average assumptions used to determine net periodic benefit cost at December 31 are as follows:

	Other Post-retirement Benefit Plans
	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Discount rate	3.00%	3.70%	3.75%	4.70%
Rate of salary increase	N/A	N/A	N/A	N/A
Expected return on plan assets	N/A	N/A	N/A	N/A

 Health Care Cost Trend Rates - The health care cost trend rates represent the annual rates of change in the cost of health care benefits based on estimates of health care inflation, changes in health care utilization or delivery patterns, technological advances, and changes in the health status of the plan participants. For measurement purposes, we did not assume an annual rate of increase in the per capita cost of covered health care benefits for 2013 and 2012, respectively. A one percent increase or decrease in the health care cost trend rate would not have a material impact upon our other post-retirement benefit expense.
The following table summarizes our expected future benefit payments of our other post-retirement benefit plans (in thousands):

	Other Post-retirement Benefit Plans
Year	U.S. Plans	Non-U.S. Plans	Total
2014	$38	$28	$66
2015	$42	$27	$69
2016	$49	$25	$74
2017	$68	$24	$92
2018	$63	$23	$86
2019 to 2023	$272	$99	$371

Defined Contribution Plans – We sponsor various defined contribution and 401(k) employee savings plans covering all eligible employees, as defined. Eligible employees can contribute on a pre-tax basis to the plan. In accordance with the terms of the 401(k) plans, we elect to match a certain percentage of the participants’ contributions to the plans, as defined. We made matching contributions of approximately $0.7 million and $0.5 million for the years ended December 31, 2013 and 2012, respectively.
Anchor Hocking has collective bargaining agreements at our Lancaster, Ohio, and Monaca, Pennsylvania facilities. For Anchor’s bargaining unit employees at the Monaca facility, the collective bargaining agreement specifies a non-elective contribution of 1% of defined compensation for 2012. For Anchor’s bargaining unit employees at the Lancaster facility, there is an additional 401(k) plan (the “USW Industry 401(k) Plan”). The collective bargaining agreement specifies a non-elective contribution of 1% of defined compensation for 2010 contributed to the USW Industry 401(k) Plan. Contributions related to these agreements for the years ended December 31, 2013 and 2012, were $0.9 million and $1.0 million, respectively.
In addition the non-elective base contributions, we provide a variable contribution for collective bargaining participants based upon profitability. Contributions to eligible participants are calculated from Anchor Hocking’s percentage of pre-tax income to invoiced sales and credited on a percentage basis on a sliding scale that increases with the level of percentage of pre-tax income to invoiced sales. No variable contributions were made for the years ended December 31, 2013 and 2012.
We also maintain defined contribution plans for employees of our Canadian and United Kingdom subsidiaries. Our contributions to Non-U.S. defined contribution plans were approximately $0.2 million for the years ended December 31, 2013 and 2012, respectively.
Deferred Compensation Plan - We maintain a deferred compensation plan for select employees who elect to defer a certain percentage of annual salary. Deferrals to the plan have been suspended. The company does not match any contributions. Each participant earns interest based upon the Moody’s Baa corporate bond rate, adjusted quarterly, on their respective deferred compensation balance. Upon retirement or termination, participants are generally paid out in monthly installments over 10 years. As of December 31, 2013 and 2012, the Company recorded a liability as part of other liabilities of approximately $2.8 million and $3.0 million, of which $0.3 million and $0.3 million was classified as current in accrued liabilities, respectively.